Equity instruments	12 Months Ended
Dec. 31, 2022
Equity instruments.
Equity instruments

9.   Equity instruments

a)   Breakdown

The breakdown by classification and type of Equity instruments is as follows:

	12/31/2021	12/31/2022

Classification:
Financial assets at fair value through profit or loss	2,764	4,063
Financial assets at fair value through other comprehensive income	799	697
	3,563	4,760
Type:
Shares of Mexican companies	3,563	4,760
	3,563	4,760

As of December 31, 2021 and 2022, 74 million pesos and 1 million pesos, respectively, of equity instruments have been received as guarantees and/or collateral in connection with the securities loan transactions within Equity instruments – Financial assets at fair value through profit or loss (see Note 31).

As of December 31, 2021 and 2022, 81 million pesos and 410 million pesos, respectively, of equity instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Equity instruments – Financial assets at fair value through profit or loss.

Note 45.a contains a breakdown of the remaining maturity periods of these assets.

b)   Changes

The changes in Equity instruments – Financial assets at fair value through other comprehensive income, were as follows:

	2020	2021	2022

Beginning balance as of January 1	642	768	799
Write-off of equity instruments	—	—	63
Net additions/(disposals)	—	148	(147)
Valuation adjustments	126	(117)	(18)
Balance at year-end	768	799	697

Note 28.a includes a breakdown of the valuation adjustments recognized in other comprehensive income under Valuation adjustments – Financial assets at fair value through other comprehensive income.